OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of other accounts payable and accrued expenses

	December 31,
	2023	2022
Employees and related accruals	$6,388	$19,370
Government authorities	24,743	12,904
Deferred revenue	13,920	4,488
Other	4,274	1,030
Total	$49,325	$37,792